Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 23,172	$ 3,174	¥ 19,598	¥ 6,968
Numerator
Numerator for diluted EPS calculation	23,067	3,160	19,554	6,968
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 18,812	$ 2,577	¥ 15,905	¥ 5,590
Denominator
Denominator used for basic EPS	2,265	2,265	2,278	2,232
Earnings per share - basic | (per share)	¥ 8.31	$ 1.14	¥ 6.98	¥ 2.5
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	¥ 18,741	$ 2,567	¥ 15,909	¥ 5,604
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	4,326	593	3,645	1,364
Numerator for diluted EPS calculation	¥ 23,067	$ 3,160	¥ 19,554	¥ 6,968
Denominator
Weighted average ordinary shares outstanding	2,265	2,265	2,278	2,232
Conversion of Class B to Class A ordinary shares	525	525	529	550
Share-based awards	8	8	30	27
Denominator used for diluted EPS	2,798	2,798	2,837	2,809
Earnings per share - diluted | (per share)	¥ 8.24	$ 1.13	¥ 6.89	¥ 2.48
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for basic EPS	283	283	285	279
Earnings per share - basic | (per share)	¥ 66.4	$ 9.1	¥ 55.83	¥ 20.02
Denominator
Weighted average ordinary shares outstanding	283	283	285	279
Denominator used for diluted EPS	350	350	355	351
Earnings per share - diluted | (per share)	¥ 65.91	$ 9.03	¥ 55.08	¥ 19.85
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	¥ 4,360	$ 597	¥ 3,693	¥ 1,378
Denominator
Denominator used for basic EPS	525	525	529	550
Earnings per share - basic | (per share)	¥ 8.31	$ 1.14	¥ 6.98	¥ 2.5
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	¥ 4,326	$ 593	¥ 3,645	¥ 1,364
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	0	0	0	0
Numerator for diluted EPS calculation	¥ 4,326	$ 593	¥ 3,645	¥ 1,364
Denominator
Weighted average ordinary shares outstanding	525	525	529	550
Conversion of Class B to Class A ordinary shares	0	0	0	0
Share-based awards	0	0	0	0
Denominator used for diluted EPS	525	525	529	550
Earnings per share - diluted | (per share)	¥ 8.24	$ 1.13	¥ 6.89	¥ 2.48